OTHER ASSETS AND ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Other Noncurrent Liabilities (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Tax liabilities	$ 42,994	$ 42,856
Legal settlement	142,462	0
Lease liability	6,936	14,096
Other non-current liabilities	$ 192,392	$ 56,952